POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net liability at end of year	$ 446	$ 674
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	622
Net defined benefit liability (asset) - end of year	334	622
Net asset at end of year	(75)	0
Net liability at end of year	409	622
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	2,377	2,151
Service cost	20	14
Interest cost (income)	54	62
Participant contributions	2	2
Foreign currency exchange differences	(28)	32
Actuarial (gain) loss due to financial assumption changes	(89)	212
Actuarial (gain) loss due to demographic assumption changes	16	(19)
Actuarial experience adjustments	(6)	4
Benefits paid from plan assets	(113)	(69)
Benefits paid from employer	(12)	(12)
Net defined benefit liability (asset) - end of year	2,221	2,377
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	(1,755)	(1,618)
Interest cost (income)	(41)	(48)
Participant contributions	(2)	(2)
Return on plan assets (excluding interest income)	(170)	(109)
Foreign currency exchange differences	7	(15)
Employer contributions	(58)	(51)
Benefits paid from plan assets	113	69
Benefits paid from employer	12	12
Administrative expenses paid from plan assets	7	7
Net defined benefit liability (asset) - end of year	(1,887)	(1,755)
Post-employment plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	52
Net defined benefit liability (asset) - end of year	37	52
Net asset at end of year	0	0
Net liability at end of year	37	52
Post-employment plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	52	53
Service cost	1	2
Interest cost (income)	2	2
Participant contributions	3	3
Foreign currency exchange differences	0	0
Actuarial (gain) loss due to financial assumption changes	(3)	2
Actuarial (gain) loss due to demographic assumption changes	(9)	0
Actuarial experience adjustments	(3)	(3)
Benefits paid from plan assets	0	0
Benefits paid from employer	(6)	(6)
Net defined benefit liability (asset) - end of year	37	52
Post-employment plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	0	0
Interest cost (income)	0	0
Participant contributions	(3)	(3)
Return on plan assets (excluding interest income)	0	0
Foreign currency exchange differences	0	0
Employer contributions	(3)	(4)
Benefits paid from plan assets	0	0
Benefits paid from employer	6	6
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - end of year	$ 0	$ 0